Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments in associates	¥ 4,193	¥ 4,249
Investments in joint ventures	81	81
Investments accounted for using equity method	¥ 4,274	¥ 4,330	¥ 3,599